Asset Retirement Obligation	3 Months Ended
Mar. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Disclosure
(8) Asset Retirement Obligations

The schedule below summarizes the changes in the Partnership’s asset retirement obligations:

	March 31, 2015 (1)	March 31, 2014 (1)
	(in millions)
Beginning asset retirement obligations	$20.6	$7.7
Revisions to existing liabilities	(3.9)	—
Liabilities acquired	—	0.9
Accretion	0.1	0.2
Liabilities settled	(3.2)	—
Ending asset retirement obligations	$13.6	$8.8

(1) Financial information has been recast to include the financial position and results attributable to the VEX Interests.

Asset retirement obligations of $1.1 million as of March 31, 2015 are included in Other Current Liabilities.